SCHEDULE OF WEIGHTED AVERAGE REMAINING LEASE TERM AND WEIGHTED AVERAGE DISCOUNT RATE (Details)	Dec. 31, 2024
Receivables [Abstract]
Operating Lease, Weighted Average Remaining Lease Term	2 years 9 months 18 days
Operating Lease, Weighted Average Discount Rate, Percent	7.00%